Risk Management Section - Aging Analysis (Past Due But Performing) ING Bank consumer lending portfolio by geographic area, outstandings (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 836,747	€ 834,170
ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	4,352	3,970
ING Bank consumer lending portfolio, outstandings [member] | Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1	1
ING Bank consumer lending portfolio, outstandings [member] | America [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3	2
ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1	2
ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	251	540
ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,671	1,444
ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	497	251
ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,062	947
ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	866	€ 783
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3,225
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | America [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	251
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,123
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	407
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,028
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	411
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,127
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	0
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | America [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	0
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	0
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	0
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	547
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	89
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	35
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 455